UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LAKESHORE CAPITAL, LLC
Address: 3755 CORPORATE WOODS DRIVE, SUITE 200

         BIRMINGHAM, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL     April 20, 2010



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $99,278 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Anadarko Petroleum             COM              032511107     8156   111989 SH       SOLE                   105944              6045
                                                                87     1200 SH       OTHER                     200              1000
Apache Corp.                   COM              037411105     5439    53585 SH       SOLE                    50839              2746
                                                                53      525 SH       OTHER                                       525
BB&T Corporation               COM              054937107     8007   247200 SH       SOLE                   234465             12735
                                                               170     5251 SH       OTHER                    2980              2271
Berkshire Hathaway-B           COM              084670702      402     4950 SH       SOLE                     4550               400
Blackrock MuniVest Fd          COM              09253r105      157    16685 SH       SOLE                    16685
                                                               177    18850 SH       OTHER                   18850
CSX Corporation                COM              126408103      153     3000 SH       SOLE                     3000
                                                                51     1000 SH       OTHER                                      1000
Cenovus Energy Inc Com         COM              15135u109     4185   159682 SH       SOLE                   151412              8270
                                                                 5      200 SH       OTHER                     200
Chevrontexaco Corp             COM              166764100     5599    73840 SH       SOLE                    69913              3927
                                                               413     5444 SH       OTHER                     700              4744
Conocophillips                 COM              20825C104     4833    94451 SH       SOLE                    89459              4992
                                                                28      541 SH       OTHER                                       541
Duke Energy Corp               COM              26441C105     4841   296602 SH       SOLE                   281517             15085
                                                                77     4700 SH       OTHER                    2200              2500
Eagle Bancorp Inc.             COM              268948106      209    17638 SH       SOLE                    17418               220
                                                                 7      563 SH       OTHER                                       563
Encana Corp                    COM              292505104     4010   129237 SH       SOLE                   122067              7170
                                                                 6      200 SH       OTHER                     200
Exxon Mobil Corp.              COM              30231g102      124     1847 SH       SOLE                      900               947
                                                                87     1300 SH       OTHER                     800               500
Firstmerit Corp.               COM              337915102      210     9754 SH       SOLE                     9754
Hewlett-Packard Co             COM              428236103     7444   140064 SH       SOLE                   132648              7416
                                                                43      800 SH       OTHER                     300               500
MDU Resources Group            COM              552690109     5762   266994 SH       SOLE                   253500             13494
                                                                93     4325 SH       OTHER                    2075              2250
Merck & Co Inc                 COM              58933Y105     4182   111969 SH       SOLE                   105855              6114
                                                                34      900 SH       OTHER                     900
Microsoft Corp.                COM              594918104      224     7645 SH       SOLE                     7164               481
Middleburg Financial           COM              596094102      462    30696 SH       SOLE                    30496               200
                                                                29     1900 SH       OTHER                                      1900
Nabors Industries Ltd.         COM              G6359F103     3800   193590 SH       SOLE                   183665              9925
                                                                 6      300 SH       OTHER                     300
National Oilwell Varco         COM              637071101     3752    92465 SH       SOLE                    87280              5185
                                                                20      500 SH       OTHER                                       500
PNC Financial Services         COM              693475105     5360    89780 SH       SOLE                    85211              4569
                                                                70     1180 SH       OTHER                     407               773
Philip Morris Intl Inc         COM              718172109      269     5150 SH       SOLE                     5150
                                                               183     3500 SH       OTHER                                      3500
Rayonier Inc                   COM              754907103     6395   140757 SH       SOLE                   133215              7542
                                                               151     3334 SH       OTHER                    1834              1500
Ryland Group Inc               COM              783764103     1728    77005 SH       SOLE                    72820              4185
                                                                11      500 SH       OTHER                                       500
SPDR Tr Unit                   COM              78462f103      191     1635 SH       SOLE                     1635
                                                                13      110 SH       OTHER                     110
Spectra Energy                 COM              847560109     2872   127481 SH       SOLE                   121030              6451
                                                                49     2190 SH       OTHER                    1190              1000
Torchmark Corp                 COM              891027104     2697    50410 SH       SOLE                    50410
Washington Real Estate         COM              939653101     5737   187800 SH       SOLE                   177588             10212
                                                               115     3750 SH       OTHER                    2200              1550
Washington REIT                CONV             939653AJ0       99   100000 PRN      SOLE                   100000